Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	£ 16,416	£ 7,212
Government grants and VAT receivable	4,060	3,693
Prepayments	5,062	7,169
Other receivables	875	790
Total trade and other receivables	26,413	18,864
HMRC SME Scheme
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	15,838	0
HMRC RDEC Scheme
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	£ 578	£ 7,212